AB Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 66.5%
Industrial – 46.9%
Basic – 3.4%
Air Products and Chemicals, Inc. 1.50%, 10/15/2025	$1,600	$1,521,808
DuPont de Nemours, Inc. 4.205%, 11/15/2023	2,200	2,221,340
Eastman Chemical Co. 3.80%, 03/15/2025	2,000	1,991,600
EI du Pont de Nemours and Co. 1.70%, 07/15/2025	1,265	1,208,961
Georgia-Pacific LLC 0.625%, 05/15/2024(a)	1,750	1,658,702
Glencore Funding LLC 3.00%, 10/27/2022(a)	225	224,478
LyondellBasell Industries NV 5.75%, 04/15/2024	1,140	1,168,500

		9,995,389

Capital Goods – 4.7%
Caterpillar Financial Services Corp. 1.668% (SOFR + 0.27%), 09/13/2024(b)	1,000	980,820
CNH Industrial Capital LLC 1.95%, 07/02/2023	2,000	1,960,360
Eaton Corp. 2.75%, 11/02/2022	1,265	1,263,229
General Dynamics Corp. 3.25%, 04/01/2025	1,665	1,669,878
Illinois Tool Works, Inc. 3.50%, 03/01/2024	1,550	1,557,146
John Deere Capital Corp. 1.651% (SOFR + 0.12%), 07/10/2023(b)	1,000	995,790
Parker-Hannifin Corp. 2.70%, 06/14/2024	1,000	985,520
Republic Services, Inc. 2.50%, 08/15/2024	1,000	979,730
Trane Technologies Luxembourg Finance SA 3.55%, 11/01/2024	2,000	1,989,560
Waste Management, Inc. 2.40%, 05/15/2023	1,630	1,618,557

		14,000,590

Communications - Media – 1.4%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/2024	2,000	1,995,400
TWDC Enterprises 18 Corp. 2.35%, 12/01/2022	250	249,410
Walt Disney Co. (The) 1.65%, 09/01/2022	500	499,535
3.00%, 09/15/2022	1,500	1,500,315

		4,244,660

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 1.7%
Rogers Communications, Inc. 3.00%, 03/15/2023	$2,000	$1,994,940
T-Mobile USA, Inc. 2.625%, 04/15/2026	1,402	1,321,343
Verizon Communications, Inc. 2.355%, 03/15/2032	2,169	1,872,584

		5,188,867

Consumer Cyclical - Automotive – 1.2%
BMW Finance NV 2.25%, 08/12/2022(a)	675	674,879
General Motors Financial Co., Inc. 2.833% (SOFR + 1.30%), 04/07/2025(b)	1,500	1,472,625
5.10%, 01/17/2024	1,500	1,523,700

		3,671,204

Consumer Cyclical - Entertainment – 0.6%
YMCA of Greater New York 2.303%, 08/01/2026	1,765	1,641,221

Consumer Cyclical - Other – 3.6%
DR Horton, Inc. 2.50%, 10/15/2024	2,875	2,778,141
Las Vegas Sands Corp. 3.20%, 08/08/2024	2,885	2,801,220
Lennar Corp. 4.50%, 04/30/2024	3,025	3,035,799
Marriott International, Inc./MD 3.75%, 03/15/2025	1,075	1,069,131
PulteGroup, Inc. 5.50%, 03/01/2026	1,000	1,033,920

		10,718,211

Consumer Cyclical - Restaurants – 0.3%
McDonald’s Corp. 3.375%, 05/26/2025	1,000	1,001,650

Consumer Cyclical - Retailers – 3.1%
AutoZone, Inc. 3.25%, 04/15/2025	2,000	1,976,140
Costco Wholesale Corp. 2.75%, 05/18/2024	1,000	997,770
Dollar Tree, Inc. 4.00%, 05/15/2025	2,000	2,013,600
NIKE, Inc. 2.40%, 03/27/2025	2,250	2,219,332
VF Corp. 2.40%, 04/23/2025	1,670	1,619,850
Walmart, Inc. 3.30%, 04/22/2024	500	502,305

		9,328,997

Consumer Non-Cyclical – 9.7%
AbbVie, Inc. 2.30%, 11/21/2022	1,325	1,322,536
2.90%, 11/06/2022	1,000	999,010

	Principal Amount (000)	U.S. $ Value

AmerisourceBergen Corp. 0.737%, 03/15/2023	$701	$688,445
3.25%, 03/01/2025	1,350	1,335,906
Baxter International, Inc. 0.868%, 12/01/2023	2,300	2,218,557
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	2,275	2,071,479
Cardinal Health, Inc. 3.079%, 06/15/2024	1,000	987,940
3.20%, 03/15/2023	1,000	998,550
CommonSpirit Health 2.76%, 10/01/2024	1,000	975,120
CVS Health Corp. 2.75%, 12/01/2022	2,175	2,171,128
DH Europe Finance II Sarl 2.05%, 11/15/2022	1,850	1,843,433
Gilead Sciences, Inc. 3.65%, 03/01/2026	1,000	1,003,310
3.70%, 04/01/2024	1,300	1,310,660
Hershey Co. (The) 0.90%, 06/01/2025	1,300	1,219,023
Newell Brands, Inc. 4.45%, 04/01/2026	613	605,534
4.875%, 06/01/2025	183	184,182
Philip Morris International, Inc. 3.375%, 08/11/2025	2,000	1,990,980
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	640	634,291
Tyson Foods, Inc. 3.95%, 08/15/2024	3,000	3,013,200
UPMC Series D-1 3.60%, 04/03/2025	2,250	2,262,217
Zoetis, Inc. 3.25%, 02/01/2023	1,000	997,920

		28,833,421

Energy – 6.3%
BP Capital Markets America, Inc. 3.194%, 04/06/2025	2,000	2,000,000
Canadian Natural Resources Ltd. 3.80%, 04/15/2024	3,000	2,988,270
Chevron Corp. 1.141%, 05/11/2023	1,665	1,639,908
Continental Resources, Inc./OK 3.80%, 06/01/2024	3,000	2,970,060
EQT Corp. 6.625%, 02/01/2025	1,500	1,562,820
Exxon Mobil Corp. 1.571%, 04/15/2023	1,655	1,639,228
2.992%, 03/19/2025	2,000	1,991,460
Ovintiv Exploration Inc. 5.375%, 01/01/2026	2,200	2,242,812

	Principal Amount (000)	U.S. $ Value

Phillips 66 0.90%, 02/15/2024	$1,900	$1,828,427

		18,862,985

Services – 4.3%
Alibaba Group Holding Ltd. 3.60%, 11/28/2024	1,000	991,960
Amazon.com, Inc. 2.40%, 02/22/2023	875	871,570
2.50%, 11/29/2022	1,305	1,304,713
Booking Holdings, Inc. 3.65%, 03/15/2025	1,000	1,011,620
eBay, Inc. 2.75%, 01/30/2023	1,500	1,495,005
Enterprise Community Loan Fund, Inc. Series 2018 3.685%, 11/01/2023	1,180	1,181,263
Mastercard, Inc. 2.00%, 03/03/2025	2,250	2,196,135
Moody’s Corp. 2.625%, 01/15/2023	750	747,487
4.875%, 02/15/2024	500	509,890
Verisk Analytics, Inc. 4.00%, 06/15/2025	2,500	2,513,075

		12,822,718

Technology – 6.6%
Alphabet, Inc. 3.375%, 02/25/2024	1,500	1,512,900
Apple, Inc. 2.40%, 05/03/2023	1,250	1,243,450
2.85%, 05/11/2024	250	249,838
3.00%, 02/09/2024	1,400	1,400,560
Autodesk, Inc. 4.375%, 06/15/2025	800	816,072
Fidelity National Information Services, Inc. 0.375%, 03/01/2023	2,250	2,208,982
Fiserv, Inc. 2.75%, 07/01/2024	2,250	2,217,172
Hewlett Packard Enterprise Co. 1.45%, 04/01/2024	1,715	1,658,611
2.25%, 04/01/2023	500	496,255
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(a)	1,751	1,487,947
Microchip Technology, Inc. 4.25%, 09/01/2025	1,000	995,070
Oracle Corp. 2.50%, 04/01/2025	3,100	2,995,654
QUALCOMM, Inc. 3.45%, 05/20/2025	1,800	1,811,088
Salesforce, Inc. 3.25%, 04/11/2023	625	625,244

		19,718,843

		140,028,756

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 17.2%
Banking – 12.3%
American Express Co. 3.40%, 02/27/2023	$1,300	$1,303,120
Bank of America Corp. 1.938% (BSBY 3 Month + 0.43%), 05/28/2024(b)	1,000	981,920
3.004%, 12/20/2023	615	613,450
3.093%, 10/01/2025	1,250	1,217,375
3.458%, 03/15/2025	500	494,060
Barclays PLC 1.007%, 12/10/2024	1,500	1,428,075
3.932%, 05/07/2025	1,000	984,430
Capital One Financial Corp. 2.636%, 03/03/2026	1,000	952,000
3.90%, 01/29/2024	500	500,540
Citigroup, Inc. 1.678%, 05/15/2024	1,000	984,030
4.14%, 05/24/2025	2,000	2,002,260
Danske Bank A/S 2.781% (LIBOR 3 Month + 1.06%), 09/12/2023(a) (b)	2,250	2,245,995
HSBC Holdings PLC 1.645%, 04/18/2026	2,210	2,039,653
ING Groep NV 2.531% (SOFR + 1.01%), 04/01/2027(b)	1,350	1,287,576
JPMorgan Chase & Co. 1.514%, 06/01/2024	1,800	1,764,342
1.804% (SOFR + 0.54%), 06/01/2025(b)	1,300	1,267,721
3.797%, 07/23/2024	725	723,499
KeyBank NA/Cleveland OH 0.423%, 01/03/2024	2,000	1,973,180
Mitsubishi UFJ Financial Group, Inc. 1.412%, 07/17/2025	2,300	2,145,440
Mizuho Financial Group, Inc. 1.241%, 07/10/2024	2,000	1,946,240
Morgan Stanley 2.72%, 07/22/2025	1,000	974,570
3.737%, 04/24/2024	2,000	1,996,880
Nationwide Building Society 4.363%, 08/01/2024(a)	200	199,560
Natwest Group PLC 4.269%, 03/22/2025	2,000	1,982,320
Toronto-Dominion Bank (The) 1.735% (SOFR + 0.35%), 09/10/2024(b)	2,000	1,960,240
Wells Fargo & Co. 2.188%, 04/30/2026	1,850	1,756,668
2.406%, 10/30/2025	1,150	1,106,266

		36,831,410

Brokerage – 1.0%
Charles Schwab Corp. (The) 2.009% (SOFR + 0.50%), 03/18/2024(b)	3,000	2,979,150

	Principal Amount (000)	U.S. $ Value

Finance – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.65%, 10/29/2024	$1,000	$929,900
2.45%, 10/29/2026	1,000	892,310
Air Lease Corp. 2.30%, 02/01/2025	1,000	947,700
3.875%, 07/03/2023	300	297,735
Aircastle Ltd. 4.125%, 05/01/2024	1,500	1,468,980

		4,536,625

REITs – 2.4%
American Tower Corp. 3.375%, 05/15/2024	2,100	2,082,276
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026	3,000	2,979,840
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025	1,002	984,535
Simon Property Group LP 3.50%, 09/01/2025	1,000	994,390

		7,041,041

		51,388,226

Utility – 2.4%
Electric – 0.8%
WEC Energy Group, Inc. 0.80%, 03/15/2024	2,400	2,294,232

Natural Gas – 0.7%
Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	2,200	2,169,706

Other Utility – 0.9%
American Water Capital Corp. 3.40%, 03/01/2025	1,135	1,136,249
3.85%, 03/01/2024	1,650	1,657,441

		2,793,690

		7,257,628

Total Corporates - Investment Grade (cost $206,234,049)		198,674,610

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 13.6%
United States – 13.6%
Antonio B Won Pat International Airport Authority Series 2021-A 2.499%, 10/01/2025	740	701,401
Central Texas Turnpike System Series 2020-B 1.98%, 08/15/2042	1,000	999,853
Chicago O’Hare International Airport Series 2020-D 1.168%, 01/01/2024	2,000	1,936,623
City & County of Denver CO. Airport System Revenue Series 2020-C 1.115%, 11/15/2024	750	714,993

	Principal Amount (000)	U.S. $ Value

City of Glendale AZ (City of Glendale AZ COP) Series 2021 0.897%, 07/01/2024	$3,000	$2,854,451
City of Houston TX Airport System Revenue Series 2020-C 1.272%, 07/01/2024	1,000	960,838
City of Jacksonville FL (City of Jacksonville FL Lease) Series 2020-C 0.594%, 10/01/2023	1,500	1,452,937
City of New York NY Series 2021-D 0.59%, 08/01/2023	1,625	1,582,782
Series 2021 0.982%, 08/01/2025	380	355,300
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-B 2.237%, 11/01/2022	100	99,811
2.396%, 11/01/2023	1,050	1,034,832
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026	1,000	958,416
County of Riverside CA Series 2020 2.363%, 02/15/2023	200	198,971
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2022 2.90%, 12/01/2056	1,000	999,437
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	1,000	920,069
Golden State Tobacco Securitization Corp. Series 2021 1.85%, 06/01/2031	360	353,942
Inland Empire Tobacco Securitization Corp. Series 2019 3.678%, 06/01/2038	775	741,098
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) BAM Series 2021-K 0.407%, 05/01/2023	1,415	1,384,207
Massachusetts Development Finance Agency (Berklee College of Music, Inc.) Series 2020 1.494%, 10/01/2023	385	374,662
Metropolitan Pier & Exposition Authority Series 2022 3.00%, 06/15/2024	1,000	1,000,296
Metropolitan Transportation Authority Series 2019-A 5.00%, 11/15/2048	2,000	2,103,053

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	$1,000	$990,939
Municipal Electric Authority of Georgia Series 2021 1.897%, 01/01/2027	385	352,613
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019-H 5.25%, 09/01/2022(a)	1,000	1,002,867
Series 2021-G 5.25%, 09/01/2023(a)	1,440	1,491,430
New Jersey Turnpike Authority Series 2021-B 0.638%, 01/01/2024	1,000	962,797
0.897%, 01/01/2025	2,000	1,878,408
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2020-F 0.87%, 03/15/2025	1,400	1,305,488
Ohio Turnpike & Infrastructure Commission Series 2020 1.746%, 02/15/2023	700	694,307
Pennsylvania Turnpike Commission Series 2019 2.556%, 12/01/2025	760	729,931
Port of Portland OR Airport Revenue Series 2020-T 1.00%, 07/01/2023	1,200	1,175,314
Reedy Creek Improvement District Series 2020-A 1.549%, 06/01/2023	700	685,400
State Board of Administration Finance Corp. Series 2020-A 1.258%, 07/01/2025	1,010	951,081
State of Connecticut Series 2021-A 0.309%, 06/01/2023	150	146,476
0.508%, 06/01/2024	1,000	951,628
Series 2022-A 3.292%, 06/15/2025	1,000	1,000,253
State of Hawaii Airports System Revenue Series 2020-E 1.392%, 07/01/2025	1,000	934,247
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	887	865,623
University of California Series 2022-S 5.00%, 05/15/2024	2,500	2,650,202

Total Local Governments - US Municipal Bonds (cost $42,111,574)		40,496,976

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 8.6%
United States – 8.6%
U.S. Treasury Notes 1.00%, 12/15/2024 (cost $26,821,631)	$26,800	$25,652,625

ASSET-BACKED SECURITIES – 3.6%
Autos - Fixed Rate – 2.9%
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026	500	465,700
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028	792	768,097
CPS Auto Receivables Trust Series 2021-A, Class C 0.83%, 09/15/2026(a)	500	490,689
Series 2021-B, Class C 1.23%, 03/15/2027(a)	1,000	963,957
DT Auto Owner Trust Series 2021-1A, Class C 0.84%, 10/15/2026(a)	500	477,874
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74%, 01/15/2026	2,000	1,959,048
Foursight Capital Automobile Receivables Trust Series 2021-1, Class C 1.02%, 09/15/2026(a)	850	807,453
JPMorgan Chase Bank NA - CACLN Series 2021-1, Class B 0.875%, 09/25/2028(a)	992	962,399
Westlake Automobile Receivables Trust Series 2021-1A, Class C 0.95%, 03/16/2026(a)	2,000	1,922,832

		8,818,049

Other ABS - Fixed Rate – 0.7%
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88%, 08/15/2025(a)	800	791,822
Series 2021-Z1, Class A 1.07%, 08/15/2025(a)	450	438,963
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)	790	695,624
Upstart Securitization Trust Series 2021-1, Class A 0.87%, 03/20/2031(a)	128	126,486

		2,052,895

Total Asset-Backed Securities (cost $11,301,056)		10,870,944

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.0%
Non-Agency Floating Rate CMBS – 0.7%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 3.00% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (b)	$1,000	$940,875
DBWF Mortgage Trust Series 2018-GLKS, Class A 3.15% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (b)	1,000	972,933
Invitation Homes Trust Series 2018-SFR4, Class A 3.256% (LIBOR 1 Month + 1.10%), 01/17/2038(a) (b)	317	314,071

		2,227,879

Non-Agency Fixed Rate CMBS – 0.3%
GS Mortgage Securities Trust Series 2013-G1, Class A1 2.059%, 04/10/2031(a)	45	45,009
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353%, 12/15/2047(a)	750	746,337
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)	30	29,468

		820,814

Total Commercial Mortgage-Backed Securities (cost $3,123,761)		3,048,693

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Risk Share Floating Rate – 0.4%
Bellemeade Re Ltd. Series 2019-3A, Class M1B 3.859% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (b)	133	132,860
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 6.259% (LIBOR 1 Month + 4.00%), 08/25/2024(b)	38	38,325
Series 2015-DNA1, Class M3 5.559% (LIBOR 1 Month + 3.30%), 10/25/2027(b)	54	54,607
Series 2019-DNA3, Class M2 4.309% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (b)	37	37,368

	Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 6.659% (LIBOR 1 Month + 4.40%), 01/25/2024(b)	$132	$135,863
Series 2014-C03, Class 2M2 5.159% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	58	58,289
Series 2016-C01, Class 1M2 9.009% (LIBOR 1 Month + 6.75%), 08/25/2028(b)	231	242,597
Series 2016-C02, Class 1M2 8.259% (LIBOR 1 Month + 6.00%), 09/25/2028(b)	214	223,207
Series 2016-C03, Class 1M2 7.559% (LIBOR 1 Month + 5.30%), 10/25/2028(b)	121	125,840

		1,048,956

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICs Series 4029, Class LD 1.75%, 01/15/2027	73	71,656
Series 4459, Class CA 5.00%, 12/15/2034	21	21,952

		93,608

Total Collateralized Mortgage Obligations (cost $1,160,588)		1,142,564

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Consumer Cyclical - Automotive – 0.3%
Ford Motor Credit Co. LLC 4.95%, 05/28/2027 (cost $779,097)	779	765,313

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 5.2%
Investment Companies – 5.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(c) (d) (e) (cost $15,531,098)	15,531,098	$15,531,098

Total Investments – 99.2% (cost $307,062,854)(f)		296,182,823
Other assets less liabilities – 0.8%		2,415,991

Net Assets – 100.0%		$298,598,814

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	44,000	01/31/2024	1 Day SOFR	1.031%	Annual	$(1,167,898)	$—	$(1,167,898)
USD	20,000	03/31/2027	1.478%	1 Day SOFR	Annual	820,754	—	820,754

						$(347,144)	$—	$(347,144)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA. BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	28	$(6,270)	$(2,608)	$(3,662)
CDX-CMBX.NA. BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	51	(11,560)	(6,602)	(4,958)
CDX-CMBX.NA. BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	156	(35,267)	(14,443)	(20,824)
CDX-CMBX.NA. A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	1,682	(178,625)	15,038	(193,663)
Credit Suisse International
CDX-CMBX.NA. BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	16	(3,526)	(1,480)	(2,046)
CDX-CMBX.NA. BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	195	(43,887)	(18,444)	(25,443)
CDX-CMBX.NA. BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	291	(65,635)	(26,875)	(38,760)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA. BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	253	$(57,015)	$(22,660)	$(34,355)
JPMorgan Securities, LLC
CDX-CMBX.NA. BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	926	(208,857)	(132,440)	(76,417)

						$(610,642)	$(210,514)	$(400,128)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $19,882,878 or 6.7% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2022.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $66,158 and gross unrealized depreciation of investments was $(11,964,733), resulting in net unrealized depreciation of $(11,898,575).

Glossary:

ABS – Asset-Backed Securities

BAM – Build American Mutual

BSBY – Bloomberg Short-Term Bank Yield Index

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

AB Taxable Multi-Sector Income Shares

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$198,674,610	$—	$198,674,610
Local Governments - US Municipal Bonds	—	40,496,976	—	40,496,976
Governments - Treasuries	—	25,652,625	—	25,652,625
Asset-Backed Securities	—	10,870,944	—	10,870,944
Commercial Mortgage-Backed Securities	—	3,048,693	—	3,048,693
Collateralized Mortgage Obligations	—	1,142,564	—	1,142,564
Corporates - Non-Investment Grade	—	765,313	—	765,313
Short-Term Investments	15,531,098	—	—	15,531,098

Total Investments in Securities	15,531,098	280,651,725	—	296,182,823
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	820,754	—	820,754
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(1,167,898)	—	(1,167,898)
Credit Default Swaps	—	(610,642)	—	(610,642)

Total	$15,531,098	$279,693,939	$—	$295,225,037

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2022 is as follows:

Fund	Market Value 04/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,198	$42,575	$32,242	$15,531	$22